Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	The accounts receivable consists of the following:
	December 31, 2023	December 31, 2022
Accounts receivable from services	$13,411,519	$14,373,341
Accounts receivable from sales	8,934,757	5,459,015
Total	22,346,276	19,832,356
Less: allowance for doubtful accounts	(1,225,481)	(901,010)
Accounts receivable, net	$21,120,795	$18,931,346

Schedule of Allowance for Doubtful Accounts for Accounts Receivable	Movement of the allowance for doubtful accounts for accounts receivable and contract assets is as follows:
Year ended December 31, 2023
Balance as of January 1	$901,010
Provisions for doubtful accounts	350,195
Changes due to foreign exchange	(25,724)
Balance as of December 31	$1,225,481